ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann
May 1, 2024	T +1 617 951 7114
F +1 617 235 7346
VIA EDGAR	adam.schlichtmann@ropesgray.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (the “Registrant”)

(Registration Nos. 002-96408 and 811-04254)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used as of this filing with respect to Western Asset Corporate Bond Fund, Western Asset Mortgage Total Return Fund and Western Asset Short-Term Bond Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 402 to the Registrant’s Registration Statement (“Amendment No. 402”), and (b) that Amendment No. 402 was filed electronically. Amendment No. 402 was filed via the EDGAR system on April 24, 2024 and became effective as of May 1, 2024.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann